Expense Example - UltraShort Dow 30 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	642	1,129	2,473	281	941	1,625	3,449